FINANCIAL INSTRUMENTS - Fair value measurements for financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016
5% Convertible Debentures
Disclosure of financial liabilities [line items]
Borrowings, interest rate	5.00%	5.00%
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Borrowings, interest rate	7.00%		7.00%
Carrying value | Level 3 | Convertible Debentures | 7% Convertible Debentures
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 4,177	$ 10,963
Fair value | Level 3 | Convertible Debentures | 7% Convertible Debentures
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 4,177	$ 10,963